Oct. 31, 2025
Neuberger Strategic Income Fund | Class R6 (NRSIX)
GOAL
The Fund seeks high current income
with a secondary objective of long-term capital appreciation.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.45
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.04
Acquired fund fees and expenses	0.02
Total annual operating expenses[1]	0.51
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.49% of average net assets. This undertaking lasts until 10/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.49% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense. “Other expenses” shown above include a repayment of 0.01%.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class R6	$52	$164	$285	$640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio. During the most recent fiscal year, the Fund's portfolio turnover rate including to-be-announced (“TBA”) roll transactions was 258%.

Principal Investment Strategies
To pursue its goal, the Fund invests primarily in a diversified mix of debt securities. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; inflation-linked debt securities; municipal securities; foreign securities, including emerging markets; corporate bonds; commercial paper; mortgage-backed and other asset-backed securities; and loans. Securities in which the Fund may invest may be issued by domestic and foreign governments, supranational entities (e.g. World Bank, IMF), corporate entities and trusts and may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest from the time of issuance.
While the Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities and unrated securities, and may invest without limit in below investment grade securities (commonly known as “junk bonds”), under normal market conditions, the Portfolio Managers anticipate that the Fund's overall average credit quality will be investment grade. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions. The Fund may invest in or continue to hold securities that the Portfolio Managers believe have ratings or other factors that imply an imminent risk of default with respect to such payments.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors and individual issuers. These derivative instruments may include futures, forwards, including forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps, options on futures and options on interest rate swaps, otherwise known as swaptions.
While the fund may invest without limit in foreign securities, the Fund will invest primarily in debt securities issued by U.S. issuers or by the U.S. government and any of its agencies. The Fund normally will not invest more than 30% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as a High Income Organization for Economic Cooperation and Development (OECD) member country by the World Bank.
Additionally, the Fund may invest in tender option bonds (which include inverse floaters created as part of tender option bond transactions), convertible securities, restricted securities and preferred securities. The Fund may also engage in when-issued and forward-settling securities (such as to-be-announced (“TBA”) mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued or settled at a later date. The Fund may enter into a TBA agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. The Fund may also hold cash and short-term securities, including cash equivalents and other debt obligations.
The Fund may invest in debt securities of any maturity and while the Fund does not have a target average duration, under normal market conditions, the Portfolio Managers anticipate that the Fund's average duration will be between two and eight years. In an effort to achieve its goal, the Fund may engage in active and frequent trading.
Investment Philosophy and Process
The Portfolio Managers’ investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the strengths of its fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Managers employ an integrated investment process in managing the Fund.
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Portfolio Strategy: The Portfolio Managers establish an asset allocation framework for the Fund which determines the specific sector allocations (e.g., high yield, investment grade, securitized assets, government, emerging markets debt, bank loans) for the Fund with the objective of capturing the best relative value among different sectors. The inputs to the asset allocation framework include both quantitative and qualitative factors, including the macroeconomic views of the Portfolio Managers, current market conditions, the Portfolio Managers’ assessment of sector valuations, credit analysis, duration/yield curve positioning, current exposures to sectors, countries and currencies, and the Portfolio Managers’ assessment of macro opportunities. The Portfolio Managers’ asset allocation framework is dynamic and allocation adjustments are made by the Portfolio Managers’ based on an assessment of the changes in the quantitative and qualitative factors.
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Strategy Implementation: Once the Portfolio Managers establish an asset allocation framework for the Fund, the Portfolio Managers select securities within each sector allocation by employing bottom-up security analysis utilizing the research generated by the internal credit research teams that are specialists in particular sectors based on, among other things, an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning.
The investment process utilizes both third-party data as well as internally generated data, including those produced by internal credit research teams that are specialists in particular sectors. Research generated by the internal credit research teams is derived from a variety of sources (e.g., financial and economic data, company disclosed data, market data, discussions with company management). As part of their fundamental investment analysis, the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific environmental, social and governance factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy. The Fund may purchase securities if the Portfolio Managers’ outlook suggests a security is undervalued and may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes (e.g. where the outlook suggests a security is overvalued by the market). The goal is to identify and evaluate investment opportunities that others may have missed.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	11.11%
Worst quarter:	Q1 2020	-10.60%

average annual total % returns as of 12/31/25
Strategic Income Fund
Strategic Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.52	3.37	4.60
Return After Taxes on Distributions	7.05	1.20	2.68
Return After Taxes on Distributions and Sale of Fund Shares	5.58	1.62	2.71
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.